UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                     November 28, 2006 to December 26, 2006


Commission File Number of issuing entity: 333-130192-21


                 J.P. Morgan Mortgage Acquisition Trust 2006-RM1
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
--------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       51-0606074, 51-0606076, 51-0606079
                     --------------------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-RM1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
   A1A              [   ]           [   ]           [ x ]
   A1B              [   ]           [   ]           [ x ]
   A2               [   ]           [   ]           [ x ]
   A3               [   ]           [   ]           [ x ]
   A4               [   ]           [   ]           [ x ]
   A5               [   ]           [   ]           [ x ]
   M1               [   ]           [   ]           [ x ]
   M2               [   ]           [   ]           [ x ]
   M3               [   ]           [   ]           [ x ]
   M4               [   ]           [   ]           [ x ]
   M5               [   ]           [   ]           [ x ]
   M6               [   ]           [   ]           [ x ]
   M7               [   ]           [   ]           [ x ]
   M8               [   ]           [   ]           [ x ]
   M9               [   ]           [   ]           [ x ]
   M10              [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 26, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-RM1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on December 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                        J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    January 9, 2007

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-RM1 relating to the December 26, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-RM1
                                December 26, 2006

                                Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                          8
Delinquency Trend Group                                            9
Bankruptcies                                                      10
Foreclosures                                                      11
REO Properties                                                    12
REO Property Scheduled Balance                                    13
Principal Payoffs by Group occurred in this Distribution          13
Realized Loss Group Report                                        14


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

                                    J.P. Morgan Mortgage Acquisition Trust, Series 2006-RM1
                                                         December 26, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL         BEGINNING                                                                             ENDING
             FACE             PRINCIPAL                                                       REALIZED   DEFERRED   PRINCIPAL
CLASS        VALUE            BALANCE          PRINCIPAL         INTEREST        TOTAL        LOSSES     INTEREST   BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1A       230,853,000.00    219,796,267.61     5,418,245.39      964,966.67     6,383,212.06    0.00    0.00         214,378,022.22
A1B        57,713,000.00     54,948,828.87     1,354,555.48      243,453.84     1,598,009.32    0.00    0.00          53,594,273.39
A2        219,176,000.00    201,093,425.11     8,003,868.08      874,756.40     8,878,624.48    0.00    0.00         193,089,557.03
A3         88,573,000.00     88,573,000.00             0.00      388,146.57       388,146.57    0.00    0.00          88,573,000.00
A4         58,757,000.00     58,757,000.00             0.00      260,326.15       260,326.15    0.00    0.00          58,757,000.00
A5         53,831,000.00     53,831,000.00             0.00      241,103.07       241,103.07    0.00    0.00          53,831,000.00
M1         35,560,000.00     35,560,000.00             0.00      160,415.11       160,415.11    0.00    0.00          35,560,000.00
M2         32,327,000.00     32,327,000.00             0.00      146,872.34       146,872.34    0.00    0.00          32,327,000.00
M3         17,089,000.00     17,089,000.00             0.00       77,641.02        77,641.02    0.00    0.00          17,089,000.00
M4         17,549,000.00     17,549,000.00             0.00       80,720.53        80,720.53    0.00    0.00          17,549,000.00
M5         16,163,000.00     16,163,000.00             0.00       74,605.71        74,605.71    0.00    0.00          16,163,000.00
M6         14,778,000.00     14,778,000.00             0.00       68,927.06        68,927.06    0.00    0.00          14,778,000.00
M7         13,854,000.00     13,854,000.00             0.00       68,300.22        68,300.22    0.00    0.00          13,854,000.00
M8         11,545,000.00     11,545,000.00             0.00       59,706.89        59,706.89    0.00    0.00          11,545,000.00
M9          9,236,000.00      9,236,000.00             0.00       55,949.64        55,949.64    0.00    0.00           9,236,000.00
M10         9,236,000.00      9,236,000.00             0.00       56,693.65        56,693.65    0.00    0.00           9,236,000.00
P                 100.00            100.00             0.00      282,784.65       282,784.65    0.00    0.00                 100.00
R                   0.00              0.00             0.00            0.00             0.00    0.00    0.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS    886,240,100.00    854,336,621.59    14,776,668.95    4,105,369.52    18,882,038.47    0.00    0.00         839,559,952.64
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL         BEGINNING                                                                                 ENDING
            FACE             NOTIONAL                                                         REALIZED    DEFERRED     NOTIONAL
CLASS       VALUE            BALANCE          PRINCIPAL          INTEREST          TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C        923,653,151.00    891,744,574.64      0.00           2,214,334.62     2,214,334.62       0.00       0.00    876,967,905.69
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                     ENDING           PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL             PRINCIPAL        RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1A        46629NAA1      952.10487891     23.47054355           4.18000490           27.65054844       928.63433536   5.450000%
A1B        46629NAB9      952.10487880     23.47054355           4.21835358           27.68889713       928.63433525   5.500000%
A2         46629NAC7      917.49746829     36.51799504           3.99111399           40.50910903       880.97947325   5.400000%
A3         46629NAD5    1,000.00000000      0.00000000           4.38222224            4.38222224     1,000.00000000   5.440000%
A4         46629NAE3    1,000.00000000      0.00000000           4.43055551            4.43055551     1,000.00000000   5.500000%
A5         46629NAF0    1,000.00000000      0.00000000           4.47888893            4.47888893     1,000.00000000   5.560000%
M1         46629NAG8    1,000.00000000      0.00000000           4.51111108            4.51111108     1,000.00000000   5.600000%
M2         46629NAH6    1,000.00000000      0.00000000           4.54333344            4.54333344     1,000.00000000   5.640000%
M3         46629NAJ2    1,000.00000000      0.00000000           4.54333314            4.54333314     1,000.00000000   5.640000%
M4         46629NAK9    1,000.00000000      0.00000000           4.59972249            4.59972249     1,000.00000000   5.710000%
M5         46629NAL7    1,000.00000000      0.00000000           4.61583308            4.61583308     1,000.00000000   5.730000%
M6         46629NAM5    1,000.00000000      0.00000000           4.66416701            4.66416701     1,000.00000000   5.790000%
M7         46629NAN3    1,000.00000000      0.00000000           4.93000000            4.93000000     1,000.00000000   6.120000%
M8         46629NAP8    1,000.00000000      0.00000000           5.17166652            5.17166652     1,000.00000000   6.420000%
M9         46629NAQ6    1,000.00000000      0.00000000           6.05777826            6.05777826     1,000.00000000   7.520000%
M10        46629NAR4    1,000.00000000      0.00000000           6.13833369            6.13833369     1,000.00000000   7.620000%
P          46629NAT0    1,000.00000000      0.00000000   2,827,846.50000000    2,827,846.50000000     1,000.00000000   0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                    964.00131476     16.67343754           4.63234458           21.30578211       947.32787722
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                     ENDING             PASS-THRU
CLASS        CUSIP     NOTIONAL          PRINCIPAL            INTEREST              TOTAL            NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C          46629NAS2     965.45394088      0.00000000         2.39736596            2.39736596       949.45586960          0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                    J.P. Morgan Mortgage Acquisition Trust, Series 2006-RM1
                                                        December 26, 2006
Dates:
Record Date                                                                                                       12/22/06
Determination Date                                                                                                12/15/06
Distribution Date                                                                                                 12/26/06

Principal Funds:
Scheduled Principal Payments (Total)                                                                            321,050.06
Group 1                                                                                                         151,865.28
Group 2                                                                                                         169,184.78

Principal Prepayments (Total)                                                                                14,312,502.84
Group 1                                                                                                       6,614,952.40
Group 2                                                                                                       7,697,550.44

Curtailments (Total)                                                                                            142,168.96
Group 1                                                                                                           6,012.84
Group 2                                                                                                         136,156.12

Curtailment Interest Adjustments (Total)                                                                            947.09
Group 1                                                                                                            -159.10
Group 2                                                                                                           1,106.19

Repurchase Principal (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Substitution Amounts (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Net Liquidation Proceeds (Total)                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00
Other Principal Adjustments (Total)                                                                                   0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Repurchase Principal Adjustments (Total)                                                                              0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Nonrecoverable Principal Stop Advances (Total)                                                                      422.07
Group 1                                                                                                              64.00
Group 2                                                                                                             358.07

Interest Funds:
Gross Interest                                                                                                6,363,355.20
Group 1                                                                                                       2,623,843.75
Group 2                                                                                                       3,739,511.45

Repurchase Interest Adjustments (Total)                                                                               0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Servicing Fees                                                                                                  371,560.25
Group 1                                                                                                         150,896.03
Group 2                                                                                                         220,664.22

Trustee Fees                                                                                                      2,972.48
Group 1                                                                                                           1,207.17
Group 2                                                                                                           1,765.31

Custodian Fee                                                                                                     1,486.24
Group 1                                                                                                             603.58
Group 2                                                                                                             882.66

Trust Oversight Manager Fees                                                                                     11,146.81
Group 1                                                                                                           4,526.88
Group 2                                                                                                           6,619.93

Nonrecoverable Interest Stop Advances (Total)                                                                    11,548.45
Group 1                                                                                                           1,633.94
Group 2                                                                                                           9,914.51

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                       32
Group 1                                                                                                                 19
Group 2                                                                                                                 13

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                            8,719,101.94
Group 1                                                                                                       3,846,266.95
Group 2                                                                                                       4,872,834.99

Amount of Prepayment Penalties Collected                                                                        282,784.65
Group 1                                                                                                         117,137.90
Group 2                                                                                                         165,646.75

Available Remitance Amount                                                                                   20,740,887.85

Principal Remittance Amount (Total)                                                                          14,776,246.88
Group 1                                                                                                       6,772,607.42
Group 2                                                                                                       8,003,639.46

Interest Remittance Amount (Total)                                                                            5,964,640.97
Group 1                                                                                                       2,464,976.15
Group 2                                                                                                       3,499,664.83

Pool Detail:
Beginning Number of Loans Outstanding                                                                                5,014
Group 1                                                                                                              2,576
Group 2                                                                                                              2,438

Ending Number of Loans Outstanding                                                                                   4,962
Group 1                                                                                                              2,546
Group 2                                                                                                              2,416

Beginning Aggregate Loan Balance                                                                            891,744,574.19
Group 1                                                                                                     362,150,422.00
Group 2                                                                                                     529,594,152.19

Ending Aggregate Loan Balance                                                                               876,967,905.24
Group 1                                                                                                     355,377,750.58
Group 2                                                                                                     521,590,154.66

Current Advances                                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Aggregate Advances                                                                                                    0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Weighted Average Remaning Term To Maturity                                                                             335
Group 1                                                                                                                337
Group 2                                                                                                                334

Weighted Average Net Mortgage Rate                                                                                8.04202%
Group 1                                                                                                           8.17321%
Group 2                                                                                                           7.95231%

Interest Accrual Period
Start Date                                                                                               November 27, 2006
End Date                                                                                                 December 26, 2006
Number of Days in Accrual Period                                                                                        29


Delinquent Mortgage Loans
Group 1
Category       Number   Principal Balance    Percentage
1 Month          84           10,857,263.03        3.06%
2 Month          34            5,832,994.73        1.64%
3 Month          5               732,843.34        0.21%
Total           123           17,423,101.10        4.90%

Delinquent Mortgage Loans
Group 2
Category       Number   Principal Balance    Percentage
1 Month          70           16,111,722.91        3.09%
2 Month          53           11,019,338.46        2.11%
3 Month          8               565,064.32        0.11%
Total           131           27,696,125.69        5.31%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.


Bankruptcies
Group Number   Number of Loans      Principal Balance   Percentage
      1               2                  95,147.76         0.03%
      2               1                 601,767.92         0.12%
Total                 3                 696,915.68         0.08%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              2
Principal Balance of Bankruptcy Loans that are Current                                                           95,147.76
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                   0.00
Total Number of Bankruptcy Loans                                                                                         2
Total Principal Balance of Bankruptcy Loans                                                                      95,147.76

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              0
Principal Balance of Bankruptcy Loans that are Current                                                                0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                              601,767.92
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                   0.00
Total Number of Bankruptcy Loans                                                                                         1
Total Principal Balance of Bankruptcy Loans                                                                     601,767.92


Foreclosures
Group Number      Number of Loans     Principal Balance   Percentage
      1                 17              2,857,449.31         0.80%
      2                 41             12,080,776.49         2.32%
Total                   58             14,938,225.80         1.70%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               17
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                          2,857,449.31
Total Number of Foreclosure Loans                                                                                       17
Total Principal Balance of Foreclosure Loans                                                                  2,857,449.31

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               41
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                         12,080,776.49
Total Number of Foreclosure Loans                                                                                       41
Total Principal Balance of Foreclosure Loans                                                                 12,080,776.49


REO Properties
Group Number      Number of Loans      Principal Balance    Percentage
      1                  0                       0.00           0.00%
      2                  0                       0.00           0.00%
Total                    0                       0.00           0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                          0.00
Total Number of REO Loans                                                                                                0
Total Principal Balance of REO Loans                                                                                  0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                          0.00
Total Number of REO Loans                                                                                                0
Total Principal Balance of REO Loans                                                                                  0.00


REO Property Scheduled Balance
Group Number      Loan Number     REO Date    Schedule Principal Balance
                                                     0.00
Total                                                0.00


Principal Payoffs by Group occured in this Distribution
Group Number      Number of Loans   Principal Balance    Percentage
      1                 30                6,614,952.40          1.86%
      2                 22                7,697,550.44          1.48%
Total                   52               14,312,502.84          1.63%


Realized Loss Group Report
Group     Current  Cumulative  Ending          Balance of         Net Liquidation
Number    Loss     Loss        Balance         Liquidated Loans   Proceeds
1         0.00     0.00        355,377,750.58  0.00               0.00
2         0.00     0.00        521,590,154.66  0.00               0.00
TOTAL     0.00     0.00        876,967,905.24  0.00               0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                        0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Cumulative Realized Losses - Reduced by Recoveries                                                                    0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Current Applied Losses                                                                                                0.00
Cumulative Applied Losses                                                                                             0.00
Trigger Event         (Effective September 2009)                                                                        NO
TEST I - Trigger Event Occurrence                                                                                       NO
(Is Delinquency Percentage > 34.25% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                                            3.84167%
34.25% of of Senior Enhancement Percetage                                                                         8.38687%
OR
TEST II - Trigger Event Occurrence                                                                                      NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                              0.00000%
Required Cumulative Loss %                                                                                        0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                                        37,407,952.60
Ending Overcollateralization Amount                                                                          37,407,952.60
Ending Overcollateralization Deficiency                                                                               0.00
Overcollateralization Release Amount                                                                                  0.00
Monthly Excess Interest                                                                                       2,142,056.12
Payment to Class C                                                                                            2,214,334.62

Certificate Interest Shortfall Detail:

Interest Carry Forward:
Interest Carryforward Balance with respect to such Distribution Date
Class A-1a                                                                                                            0.00
Class A-1b                                                                                                            0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Interest Carryforward Amount Paid This Period                                                                         0.00
Class A-1a                                                                                                            0.00
Class A-1b                                                                                                            0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Interest Carryforward Amount Occured This Period                                                                      0.00
Class A-1a                                                                                                            0.00
Class A-1b                                                                                                            0.00
Class A-3                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Remaining Interest Carryforward Amount
Class A-1a                                                                                                            0.00
Class A-1b                                                                                                            0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Swap Account:
Net Swap Payment Due                                                                                                  0.00
Net Swap Payment Paid                                                                                                 0.00
Net Swap Receipt Due                                                                                             72,700.58

Beginning Balance                                                                                                 1,000.00
Additions to the Swap Account                                                                                    72,700.58
Withdrawals from the Swap Account                                                                                72,700.58
Ending Balance                                                                                                    1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                                 1,000.00
Additions to the Basis Risk Reserve Fund                                                                              0.00
Divident Earnings on the Basis Risk Reserve Fund                                                                      0.00
Withdrawals from the Basis Risk Reserve Fund                                                                          0.00
Ending Balance                                                                                                    1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1a                                                                                                            0.00
Class A-1b                                                                                                            0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Interest Carryover Amount Paid This Period
Class A-1a                                                                                                            0.00
Class A-1b                                                                                                            0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Remaining Interest Carryover Amount
Class A-1a                                                                                                            0.00
Class A-1b                                                                                                            0.00
Class A-2                                                                                                             0.00
Class M-1                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                                         0.00

Prepayment Interest Shortfall Allocated to Class A-1a                                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-1b                                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                                 0.00
Prepayment Interest Shortfall Allocated to Class C                                                                    0.00

Total Relief Act Interest Shortfall occured this distribution                                                         0.00

Relief Act Interest Shortfall Allocated to Class A-1a                                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-1b                                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                                 0.00
Relief Act Interest Shortfall Allocated to Class C                                                                    0.00

Available Net Funds Cap to Libor Certificates                                                                     8.319331

One-Month LIBOR for Such Distribution Date                                                                        5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1a                                                                                                        5.450000
Class A-1b                                                                                                        5.500000
Class A-2                                                                                                         5.400000
Class A-3                                                                                                         5.440000
Class A-4                                                                                                         5.500000
Class A-5                                                                                                         5.560000
Class M-1                                                                                                         5.600000
Class M-2                                                                                                         5.640000
Class M-3                                                                                                         5.640000
Class M-4                                                                                                         5.710000
Class M-5                                                                                                         5.730000
Class M-6                                                                                                         5.790000
Class M-7                                                                                                         6.120000
Class M-8                                                                                                         6.420000
Class M-9                                                                                                         7.520000
Class M-10                                                                                                        7.620000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Deferred Amount Paid This Period                                                                                      0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Deferred Amount Occured This Period                                                                                   0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Remaining Deferred Amount
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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